REPORTING ENTITY	12 Months Ended
Dec. 31, 2025
REPORTING ENTITY
REPORTING ENTITY
1.	REPORTING ENTITY

IsoEnergy Ltd. (“IsoEnergy”, or the “Company”) is engaged in the acquisition, exploration and development of uranium properties in Canada, the United States of America and Australia. The Company’s registered and records office is located at 217 Queen Street West, Unit 401, Toronto, Ontario M5V 0R2. On June 20, 2024, the Company announced its continuance from the province of British Columbia to the province of Ontario under the same name. The Company’s common shares were previously listed on the TSX Venture Exchange (the “TSXV”), prior to being listed on the Toronto Stock Exchange (the “TSX”) on July 8, 2024 under the symbol “ISO”. The Company’s common shares began trading on the New York Stock Exchange American LLC (“NYSE-A”) on May 5, 2025 under the symbol “ISOU”.

The Company primarily holds its mineral interests directly or indirectly through the following wholly owned subsidiaries:

●	Consolidated Uranium Inc. (“Consolidated Uranium”) (Ontario, Canada)
●	ICU Australia Pty Ltd. (Australia)
●	Management X Pty Ltd. (Australia)
●	CUR Australia Pty Ltd. (Australia)
●	12942534 Canada Ltd. (Canada)
●	Virginia Uranium Inc. (Virginia, United States)
●	CUR Sage Plain Uranium, LLC (Utah, United States)
●	CUR Henry Mountains Uranium, LLC (Utah, United States)
●	White Canyon Uranium, LLC (Utah, United States)
●	2596190 Alberta Ltd. (Alberta, Canada) (Note 9a)

As of December 31, 2025, NexGen Energy Ltd (“NexGen”) holds 30.0% of IsoEnergy’s outstanding common shares.